Operations (Details 4) - Zenvia Brazil - One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. R$ in Thousands	Jul. 31, 2021 BRL (R$)
Operational context
Consideration transferred	R$ 716,428
Cash and cash equivalents	59,447
Trade and other receivables	16,516
Intangible assets and goodwill	53,271
Loans and borrowings	(63,430)
Other net liabilities	(17,327)
Intangible assets - Digital platform	58,489
Intangible assets - Customer portfolio	1,482
Total net assets acquired at fair value	108,448
Goodwill	R$ 607,980